Document and Entity Information	0 Months Ended
Jan. 13, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jan. 13, 2014
Registrant Name	MARKET VECTORS ETF TRUST
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	Jan. 13, 2014
Document Effective Date	Jan. 13, 2014
Prospectus Date	Jan. 13, 2014